Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The components of the Company's property, plant and equipment at December 31, 2013 and 2012 were as follows:

	2013	2012
Land	$145.8	$136.1
Buildings	937.8	904.6
Machinery and equipment	3,509.9	3,415.0
Other	213.1	208.7
Construction in progress	32.6	28.2
	4,839.2	4,692.6
Less: Accumulated depreciation	(2,913.7)	(2,766.2)
Total	$1,925.5	$1,926.4

Other consists of computer equipment, vehicles, furniture and fixtures, leasehold improvements and communication related equipment. During the year ended December 31, 2013, there was a $141.1 million increase in property, plant and equipment related to the acquisitions of Vertis, Proteus and Transpak (see Note 3, "Acquisitions and Strategic Investments").

The Company recorded impairment charges of $21.8 million, $23.0 million and $13.8 million during the years ended December 31, 2013, 2012 and 2011, respectively, to reduce the carrying amounts of certain buildings and production equipment no longer utilized to fair value (see Note 5, "Restructuring, Impairment and Transaction-Related Charges").

The Company recognized depreciation expense of $270.2 million, $272.3 million and $278.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Assets Held for Sale

Certain closed facilities are considered held for sale. The net book value of the assets held for sale was $5.6 million and $4.2 million as of December 31, 2013 and 2012, respectively. These assets were valued at their fair value, less the estimated costs to sell. The fair values were determined by the Company to be Level 3 under the fair value hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs) and were estimated based on broker quotes and internal expertise related to current marketplace conditions. Assets held for sale are included in prepaid expenses and other current assets in the consolidated balance sheets.